Provisions - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Total claims and legal actions in aggregate claimed amount	$ 5,244	$ 14
Bottom of range [member]
Disclosure of other provisions [line items]
Discount rate used in calculation of provision	3.19%	5.15%
Top of range [member]
Disclosure of other provisions [line items]
Discount rate used in calculation of provision	6.68%	5.57%